FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4:- FAIR VALUE MEASUREMENTS

The Company considers an active market to be one in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis, and views an inactive market as one in which there are few transactions for the asset or liability, the prices are not current, or price quotations vary substantially either over time or among market makers. Because the quoted market value of the Company's Common Stock was based on sporadic trading with little volume, the Company's management determined the Company's stock price fair value based on ASC 820 Fair Value Measurement using the income approach assisted by a third party specialist.
Consequently, the Company used the estimated stock price fair value in the underlying assumptions of the computation of the fair value of the derivative related to the Service Agreement. In accordance with ASC 820, the Company measures part of its investment in the Parent Company and embedded derivatives in the Service Agreement, at fair value. The fair value of the investment in the Parent Company is based on quoted prices for identical assets in active markets and other inputs (such as risk free interest and volatility) that are directly or indirectly observable in the marketplace. Shares that are restricted for less than one year should be re-measured to reflect fair value at each cutoff date. As a result of such restrictions, the Company adjusted the quoted market price on the Tel-Aviv Stock Exchange of its investment in the Parent Company’s shares to reflect the discount that results from the resale restriction provisions. In measuring the fair value, the Company used a Protective Put Option model. In estimating the fair value, the Company used Black-Scholes option-pricing model. These securities are classified as available-for-sale securities carried at fair value, with unrealized gains and losses reported as a separate component of shareholders' equity under accumulated other comprehensive loss in the consolidated balance sheets. The rest of the investment in the Parent Company that has transfer restrictions for more than one year should be accounted for as a financial asset on a cost basis (based on an expert valuation as of December 31, 2012). The assets are classified within Level 2 on the fair value hierarchy. Embedded derivatives are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.
The following table provides information by value level for financial assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis as of June 30, 2013 and December 31, 2012.

	June 30, 2013
	Fair value measurements
Description	Fair Value	Level 1(1)	Level 2(2)	Level 3
Investment in Parent Company	$576	$—	$576	$—
Derivative related to Service Agreement	(406)	—	—	(406)
Total Financial Assets, net	$170	$—	$576	$(406)

	December 31, 2012
	Fair value measurements
Description	Fair Value	Level 1(1)	Level 2(2)	Level 3
Investment in Parent Company	$828	$199	$629	$—
Derivative related to Service Agreement	(470)	—	—	(470)
Total Financial Assets, net	$358	$199	$629	$(470)

(1)	Represents the portion of the Parent Company's shares that has no trading restrictions.
(2)	Represents the portion of the Parent Company's shares that has trading restrictions.
The following table presents the changes in Level 3 instruments measured on a recurring basis for the six months ended June 30, 2013. The Company's Level 3 instruments consist of derivatives.Fair value measurements using significant unobservable inputs (Level 3):

Balance at June 27, 2011	$—
Fair value of derivatives	438
Change in fair value of derivatives	998
Balance at December 31, 2011	$1,436
Change in fair value of derivatives	(966)
Balance at December 31, 2012	470
Change in fair value of derivatives	(64)
Balance at June 30, 2013 (unaudited)	$406

NOTE 7:- FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its marketable securities and embedded derivatives at fair value. Marketable securities fair value is based on quoted prices for identical assets in active markets and other inputs (such as risk free interest and volatility) that are directly or indirectly observable in the marketplace. The assets are classified within Level 1 and Level 2 on the fair value hierarchy. Derivatives are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.
The following table provides information by value level for financial assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis as of December 31, 2012 and 2011.

	December 31, 2012
	Fair value measurements
Description	Fair Value	Level 1(1)	Level 2(2)	Level 3
Investment in Parent Company	$828	$199	$629	$—
Derivative related to Service Agreement	(470)	—	—	(470)
Total Financial Assets, net	$358	$199	$629	$(470)

	December 31, 2011
	Fair value measurements
Description	Fair Value	Level 1(1)	Level 2(2)	Level 3
Investment in Parent Company	$172	$—	$172	$—
Derivative related to Service Agreement	(1,436)	—	—	$(1,436)
Total Financial Assets, net	$(1,264)	$—	$172	$(1,436)

(1)	Represents the portion of the Parent Company's shares that has no trading restrictions.
(2)	Represents the portion of the Parent Company's shares that has trading restrictions.
The following table presents the changes in Level 3 instruments measured on a recurring basis for the year ended December 31, 2012 and 2011. The Company's Level 3 instruments consist of Derivative (see Note 6).
Fair value measurements using significant unobservable inputs (Level 3):

Balance at June 27, 2011	$—
Fair value of derivatives (see Note 6)	438
Change in fair value of derivatives	998
Balance at December 31, 2011	1,436
Change in fair value of derivatives	(966)
Balance at December 31, 2012	$470